Derivatives and hedge accounting - Movement cash flow hedge reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedged items [line items]
Opening balance	€ (2,767)	€ (2,192)
Income tax	138	251	€ (875)
Exchange rate and other changes	563	(85)	436
Closing balance	(687)	(2,767)	(2,192)
Reserve of cash flow hedges
Disclosure of detailed information about hedged items [line items]
Opening balance	(2,058)	(3,055)	(153)
Value changes recognised in OCI	743	1,922
Amounts recycled to profit or loss	(209)	(325)
Income tax	(140)	(381)
Exchange rate and other changes	(14)	(103)
Adjustment for non controlling interest	(14)	(116)
Movement for the year	365	997
Closing balance	€ (1,693)	€ (2,058)	€ (3,055)